Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses [Abstract]
Accrued expenses

18. Accrued expenses

	December 31,	December 31,
	2024	2023
Accrued research and development costs	199,899	104,007
Professional fees	25,805	20,692
Accrued vacation & overtime	55,121	62,232
Employee benefits incl. Share based payments	209,028	226,512
Other	-	1,104
Total accrued expenses	489,853	414,547